Fair value of financial instruments	3 Months Ended
Mar. 31, 2021
Fair value of financial instruments [Abstract]
Fair value of financial instruments
Note 10. - Fair value of financial instruments

Financial instruments measured at fair value are classified based on the nature of the inputs used for the calculation of fair value:

•          Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

•          Level 2: Fair value is measured based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•          Level 3: Fair value is measured based on unobservable inputs for the asset or liability.

As of March 31, 2021, all the financial instruments measured at fair value correspond to derivatives and have been classified as Level 2, except for the investments held in Ten West Link, which has been classified as Level 3. As of December 31, 2020, these consolidated condensed interim financial investments also included the investment in Rioglass (Note 8), which was classified as level 3.